Commitments And Contingencies (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 5,279
2014	4,364
2015	3,565
2016	2,915
2017 and thereafter	7,107
Total future minimum operating leases	23,230
2013	38
2014
2015
2016
2017 and thereafter
Total future minimum capital leases	$ 38